Commitments and Contingencies	12 Months Ended
Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Operating Leases
The Company occupies certain facilities and operates certain equipment and vehicles under non‑cancelable lease arrangements. Lease agreements may contain lease escalation clauses and purchase and renewal options. The Company recognizes scheduled lease escalation clauses over the course of the applicable lease term on a straight-line basis in the Consolidated Statement of Operations.
Total rent expense was $18,864, $15,267 and $11,760 for the years ended September 30, 2018, 2017 and 2016, respectively.
Future minimum aggregate rental payments under non-cancelable operating leases are as follows:

Year Ended September 30,
2019	$15,794
2020	14,138
2021	11,421
2022	8,393
2023	6,367
Thereafter	13,220
Total	$69,333

Capital Leases
The Company leases certain equipment under leases classified as capital leases. The leased equipment is depreciated on a straight line basis over the life of the lease and is included in depreciation expense on the Consolidated Statements of Operations.
The gross and net carrying values of the equipment under capital leases as of September 30, 2018 and 2017 was as follows:

	September 30, 2018	September 30, 2017
Gross carrying amount	$52,314	$43,727
Net carrying amount	31,116	30,302

The following is a schedule showing the future minimum lease payments under capital leases by years and the present value of the minimum lease payments as of September 30, 2018.

Year Ended September 30,
2019	$12,067
2020	10,290
2021	6,957
2022	4,269
2023	2,096
Thereafter	813
Total	36,492
Less amount representing interest (at rates ranging from 2.15% to 4.78%)	4,365
Present value of net minimum capital lease payments	32,127
Less current installments of obligations under capital leases	12,236
Obligations under capital leases, excluding current installments	$19,891

The current installments of obligations under capital leases are included in Accrued expenses and other liabilities on the Consolidated Balance Sheets. Obligations under capital leases, excluding current installments, are included in other non-current liabilities on the Consolidated Balance Sheets.
The Company is a lessor to multiple parties. The Company purchases equipment through internal funding or bank debt equal to the fair market value of the equipment. The equipment is then leased to customers for periods ranging from five to twenty years. As of September 30, 2018, future minimum lease payments receivable under operating leases are as follows:

Year Ended September 30,
2019	$6,107
2020	7,257
2021	5,547
2022	5,395
2023	4,410
Thereafter	58,946
Future minimum lease payments	$87,662

Guarantees
From time to time, the Company is required to provide letters of credit, bank guarantees, or surety bonds in support of its commitments and as part of the terms and conditions on water treatment projects.  In addition, the Company is required to provide letters of credit or surety bonds to the department of environmental protection or equivalent in some states in order to maintain its licenses to handle toxic substances at certain of its water treatment facilities.
These financial instruments typically expire after all Company commitments have been met, a period typically ranging from twelve months to ten years, or more in some circumstances.  The letters of credit, bank guarantees, or surety bonds are arranged through major banks or insurance companies. In the case of surety bonds, the Company generally indemnifies the issuer for all costs incurred if a claim is made against the bond.
As of September 30, 2018 and 2017 and the Company had letters of credit totaling $11,777 and $17,274, respectively, and surety bonds totaling $123,427 and $87,849 respectively, outstanding under the Company’s credit arrangements.  The longest maturity date of the letters of credit and surety bonds in effect as of September 30, 2018 was March 26, 2029. Additionally, as of September 30, 2018 and 2017, the Company had letters of credit totaling $857 and $901, respectively, and surety bonds totaling $2,469 and $12,970, respectively, outstanding under the Company’s prior arrangement with Siemens.
Litigation
From time to time, as a normal incident of the nature and kind of business in which the Company is engaged, various claims or charges are asserted and litigation commenced against it arising from or related to: product liability; personal injury; trademarks, trade secrets or other intellectual property; labor and employee disputes; commercial or contractual disputes; breach of warranty; or environmental matters. Claimed amounts may be substantial but may not bear any reasonable relationship to the merits of the claim or the extent of any real risk of court or arbitral awards. While it is not feasible to predict the outcome of these matters with certainty, and some lawsuits, claims or proceedings may be disposed or decided unfavorably, the Company does not expect that any asserted or un-asserted legal claims or proceedings, individually or in the aggregate, will have a material adverse effect on the results of operations, or financial condition.